Note 10 - Income taxes (Detail) - Reconciliation of Income Tax Benefit (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Tax expense (benefit) at statutory rate	$ (2,176,508)	$ (3,583,579)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(159,432)	(248,639)
Income from foreign subsidiaries	165,660	461,573
Non-deductible loss on extinguishment of debt		216,969
Change in valuation allowance - United States	2,301,986	3,217,229
Other	(131,706)	(63,553)
Income tax expense (benefit)	$ 0	$ 0